Finance Receivables And Loans, Net (Schedule Of Sales Of Financing Receivables And Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales and Transfers	$ 1,317	$ 4,631
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales and Transfers	1,237	4,106
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales and Transfers	78	489
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales and Transfers	$ 2	$ 36